Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Property, Plant and Equipment, Net

	2019
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	10,254,531	48,274,171	4,402,711	2,610,893	1,069,892	67,064,936
Accumulated depreciation and impairment	—	(6,345,800)	(38,042,078)	(3,660,532)	(2,196,905)	—	(50,245,315)

	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621

January 1	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621
Effects on initial application of IFRS 16	—	—	—	—	(31,904)	—	(31,904)

Adjusted balance at January 1	452,738	3,908,731	10,232,093	742,179	382,084	1,069,892	16,787,717
Additions	—	116,238	2,334,358	781,465	224,287	1,440,308	4,896,656
Disposals	—	—	(16,033)	(9,336)	(416)	—	(25,785)
Reclassifications	—	455,792	1,111,715	7,880	25,042	(1,573,811)	26,618
Depreciation expenses	—	(384,832)	(2,489,070)	(625,712)	(196,201)	—	(3,695,815)
Impairment losses	—	—	(9,938)	—	—	—	(9,938)
Exchange adjustment	—	—	(4)	—	(5)	—	(9)

December 31	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444

December 31
Cost	452,738	10,821,972	51,244,512	5,008,321	1,937,755	936,389	70,401,687
Accumulated depreciation and impairment	—	(6,726,043)	(40,081,391)	(4,111,845)	(1,502,964)	—	(52,422,243)

	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444

	2020
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	10,821,972	51,244,512	5,008,321	1,937,755	936,389	70,401,687
Accumulated depreciation and impairment	—	(6,726,043)	(40,081,391)	(4,111,845)	(1,502,964)	—	(52,422,243)

	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444

January 1	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444
Additions	—	132,572	592,565	409,832	142,776	2,855,870	4,133,615
Disposals	—	—	(8,940)	(3,121)	(7,297)	—	(19,358)
Reclassifications	—	258,421	2,336,238	398,798	159,195	(3,152,652)	—
Depreciation expenses	—	(394,636)	(2,734,667)	(749,624)	(220,066)	—	(4,098,993)
Exchange adjustment	—	—	(20)	—	(2)	—	(22)

December 31	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686

December 31
Cost	452,738	11,212,129	53,246,474	5,451,547	2,185,299	639,607	73,187,794
Accumulated depreciation and impairment	—	(7,119,843)	(41,898,177)	(4,499,186)	(1,675,902)	—	(55,193,108)

	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686

	2021
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	11,212,129	53,246,474	5,451,547	2,185,299	639,607	73,187,794
Accumulated depreciation and impairment	—	(7,119,843)	(41,898,177)	(4,499,186)	(1,675,902)	—	(55,193,108)

	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686

January 1	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686
Additions	—	1,345	11,829	407	189	6,538,932	6,552,702
Disposals	—	—	(66,873)	(9,502)	—	—	(76,375)
Reclassifications	—	673,208	4,890,400	690,346	241,656	(6,495,610)	—
Depreciation expenses	—	(423,283)	(2,896,612)	(795,622)	(239,515)	—	(4,355,032)
Impairment losses	—	—	(4,843)	—	—	—	(4,843)
Exchange adjustment	—	—	(13)	—	(4)	—	(17)

December 31	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121

December 31
Cost	452,738	11,877,419	57,176,339	5,574,316	2,345,204	682,929	78,108,945
Accumulated depreciation and impairment	—	(7,533,863)	(43,894,154)	(4,736,326)	(1,833,481)	—	(57,997,824)

	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121

Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Amount of interest capitalized	15,114	9,762	11,193
Range of the interest rates for capitalization	1.7822%	1.4909%	1.1358%